CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Limited Partners	Redemption-Exchange Units held by Brookfield Asset Management Inc.	Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Limited Partners	Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Special Limited Partners	Ownership change Limited Partners		Ownership change Redemption-Exchange Units held by Brookfield Asset Management Inc.	Accumulated other comprehensive income (loss) Limited Partners [2]	Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc. [2]	Capital	Interest of others in operating subsidiaries
Beginning balance (Previously stated) at Dec. 31, 2017		$ 6,064	$ 1,585	$ 1,438	$ 1,766	$ 1,674	$ (69)	$ (71)	$ 0	$ 0	[1]	$ 0	$ (112)	$ (165)	$ 15	$ 3,026
Beginning balance (Adoption of new accounting standards) at Dec. 31, 2017		(275)	(133)	(128)			(133)	(128)								(14)
Beginning balance at Dec. 31, 2017		5,789	1,452	1,310	1,766	1,674	(202)	(199)	0	0	[1]	0	(112)	(165)	15	3,012
Net income (loss)		1,203	74	70			74	70	278							781
Other comprehensive income (loss)		(388)	(73)	(69)									(73)	(69)		(246)
Comprehensive income (loss)		815	1	1			74	70	278				(73)	(69)		535
Contributions		85														85
Distributions	[3]	(2,680)	(16)	(16)			(16)	(16)	(278)							(2,370)
Ownership changes	[4]	1,780	111	105			(93)	(89)		205	[1]	195	(1)	(1)		1,564
Acquisition of interest	[1]	705														705
Ending balance at Dec. 31, 2018		6,494	1,548	1,400	1,766	1,674	(237)	(234)	0	205	[1]	195	(186)	(235)	15	3,531
Net income (loss)		434	43	45			43	45								346
Other comprehensive income (loss)		(198)	(32)	(29)									(32)	(29)		(137)
Comprehensive income (loss)		236	11	16			43	45					(32)	(29)		209
Contributions		235														235
Distributions	[5]	(1,713)	(18)	(17)			(18)	(17)								(1,678)
Ownership changes	[4]	(419)	10	12			(5)	(3)		15		15				(441)
Acquisition of interest	[1]	5,405														5,405
Unit issuances, net of repurchases	[5]	815	565	250	565	250
Ending balance at Dec. 31, 2019		11,053	2,116	1,661	2,331	1,924	(217)	(209)	0	220		210	(218)	(264)	15	7,261
Net income (loss)		580	(91)	(78)			(91)	(78)								749
Other comprehensive income (loss)		72	36	31									36	31		5
Comprehensive income (loss)		652	(55)	(47)			(91)	(78)					36	31		754
Contributions		715														715
Distributions	[5]	(1,262)	(20)	(17)			(20)	(17)								(1,225)
Unit repurchases	[5]	(56)	(56)		(56)
Ownership changes	[4]	2	(57)	(48)			93	82		(152)		(132)	2	2		107
Acquisition of interest	[1]	233														233
Ending balance at Dec. 31, 2020		$ 11,337	$ 1,928	$ 1,549	$ 2,275	$ 1,924	$ (235)	$ (222)	$ 0	$ 68		$ 78	$ (180)	$ (231)	$ 15	$ 7,845

[1]	See Note 3 for additional information.
[2]	See Note 20 for additional information.
[3]	See Note 19 for additional information on distributions, including distributions to the Special Limited Partners.
[4]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[5]	See Note 19 for additional information on distributions and for additional information on unit issuances and repurchases.